Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of assets and liabilities measured at fair value on a recurring basis
The following table summarizes the Company’s assets and liabilities that require fair value measurements on a recurring basis and their respective input levels based on the fair value hierarchy as of December 31, 2023 and December 31, 2022 (in thousands):

		Fair Value Measurements Using
	December 31, 2023	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Assets
Cash equivalents:
Money market funds	$10,887	$10,887	$—	$—
U.S. Treasury securities	3,988	—	3,988	—
Short-term investments:
U.S. Treasury securities	3,495	—	3,495	—

Total assets	$18,370	$10,887	$7,483	$—

Liabilities
Private placement warrant liability	$40	$—	$—	$40

Total liabilities	$40	$—	$—	$40

		Fair Value Measurements Using
	December 31, 2022	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Assets
Cash equivalents:
Money market funds	$8,708	$8,708	$—	$—
Short-term investments:
U.S. Treasury securities	17,602	—	$17,602	—

Total assets	$26,310	$8,708	$17,602	$—

Liabilities
Private placement warrant liability	$40	$—	$—	$40
Earn-out liability	6	—	—	6

Total liabilities	$46	$—	$—	$46

Summary of Short term Investment
The following tables summarize the Company’s short-term investments accounted for as available-for-sale
securities as of December 31, 2023 and December 31, 2022 (in thousands):

			December 31, 2023
	Maturity (in years)	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. Treasury securities	1 year or less	$3,495	$—	$—	$3,495

		$3,495	$—	$—	$3,495

			December 31, 2022
	Maturity (in years)	Amortized Cost	Unrealized Gains	Unrealized Losses	Estimated Fair Value
U.S. Treasury securities	1 year or less	$17,620	$1	$(19)	$17,602

		$17,620	$1	$(19)	$17,602

Private Placement Warrants Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of fair value measurements inputs	The following key assumptions were used in determining the fair value of the private placement warrant liability valued using the Black-Scholes option pricing model as of December 31, 2023 and December 31, 2022:

	December 31, 2023	December 31, 2022
Common stock price	$11.69	$10.69
Expected volatility	125.0%	125.0%
Risk-free interest rate	4.1%	4.2%
Expected term (in years)	2.7	3.7
Expected dividend yield	—	—

Summary of change in fair value of derivative warrant liabilities
The following table presents activity for the private placement warrant liability measured at fair value using significant unobservable Level 3 inputs during the year ended December 31, 2023 (in thousands):

Private Placement Warrant Liability
Balance at December 31, 2022	40
Change in fair value	—

Balance at December 31, 2023	$40